Plant and equipment, net	12 Months Ended
Jun. 30, 2022
Plant and equipment, net
Plant and equipment, net

Note 7 – Plant and equipment, net

Plant and equipment consist of the following:

	June 30,	June 30,
	2022	2021
Cryptocurrency mining equipment	$8,302,893	$—
Less: accumulated depreciation	(276,763)	—
Plant and equipment, net	$8,026,130	$—

The 868 units of cryptocurrency mining equipment were delivered and started to generate revenue in May 2022. Depreciation expense for those mining equipment amounted to $276,763 from May to June 2022, and the depreciation expense was included in the cost of revenues.